Property, equipment and software, net (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and equipment and software, net
Depreciation	$ 6,117	¥ 42,586	¥ 42,431	¥ 12,747